UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07729

Hansberger International Series

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

HANSBERGER

INTERNATIONAL

SERIES

SEMIANNUAL REPORT

June 30, 2012

International Value Fund

International Growth Fund

PORTFOLIO MANAGEMENT REVIEW

INTERNATIONAL VALUE FUND

Market Conditions

International stock markets registered positive returns for the six months ended June 30, 2012, despite ongoing macroeconomic concerns. It was another volatile period for international equities with investor sentiment changing frequently. Investors were initially encouraged by the improving outlook for the U.S. economy, with the manufacturing sector, in particular, growing at a healthy pace and fueling an improvement on the jobs front. In addition, further efforts by central banks throughout the world to support economic growth, along with the avoidance of a total European debt collapse, boosted investor confidence in the equity markets.

However, international stocks fell for much of the second quarter, with investors discouraged by slowing global economic growth, weaker U.S. employment data and the failure to resolve the long-running sovereign debt crisis in Europe. During the period, eight of the ten sectors represented in the fund’s benchmark recorded gains, with energy and materials posting the only negative returns. From a regional standpoint, North America (Canada), which was affected by negative returns in energy and materials, was the only region that failed to advance. Returns for U.S. investors in international equities were adversely affected by a strong U.S. dollar, which increased against most of the world’s major currencies. The largest decliners were the Japanese yen and the euro, which declined 3.6% and 2.2% respectively, while the Swiss franc depreciated 1.2% for the period.

Performance Results

For the six months ended June 30, 2012, Institutional Class shares of the International Value Fund returned 3.23%. The fund outperformed its benchmark, the MSCI ACWI ex USA, which returned 3.13% for the period. The fund’s Advisor Class shares returned 3.09%.

Explanation of Fund Performance

The main contributor to the fund’s performance was stock selection in Pacific ex Japan, where holdings gained 12.0% for the period. In the financials sector, Australia’s Commonwealth Bank and Singapore’s DBS Group were among the strongest performers. Fund holdings in North America (Canada) rose 2.1% for the period, with Canadian National Railway being the largest positive contributor. Fund holdings in Europe rose only 0.1%, with UK food retailer Tesco, which issued a profits warning, and the international mining group Eurasian Natural Resources, among the largest detractors. The fund’s emerging markets holdings, gained 2.6% in the period. China State Construction was the fund’s largest contributor to performance while China ZhengTong Auto Services was the worst detractor. Fund holdings in Japan declined 1.2%, with Canon and Asahi Glass among the weakest performers.

Sector-wise, fund holdings in financials increased 9.5%, as the easing of monetary policy in China helped fuel a rise in China Overseas Land and Wing Hang Bank, while DBS Group gained after reporting strong results for 2011. The utilities sector was the best-performing sector for the fund, with its holdings rising 12.6%, mainly as a result of Brazilian electricity provider Cemig having a very productive period. The fund’s healthcare holdings also performed well, gaining 7.3%, with German pharmaceutical company Bayer being a leading contributor. The fund’s consumer discretionary holdings underperformed, declining 10.5% for the period, with China ZhengTong Auto Services and Hong Kong’s Chow Tai Fook Jewellery being among the weakest performers.

Outlook

As we enter the second half of the year, we continue to be cautiously optimistic on equities, largely due to attractive valuations. Concerns over global growth and sovereign debt remain and have been met with volatility, which we anticipate will continue.

As long-term fundamental value investors, we are looking to take advantage of the vast company-specific opportunities that are available as a result of market volatility and weakness. In this environment, we continue to seek out high quality businesses that have strong balance sheets and are well managed. We believe these companies will be well positioned to provide positive returns for investors over the long-term.

Thank you for the opportunity to discuss our outlook for the international equity markets and for your continued trust and support.

For the International Value Team

Lauretta (“Retz”) Reeves, CFA

Co-Chief Investment Officer, Value Team

Hansberger Global Investors, Inc.

Unless otherwise noted, all returns cited above are expressed in U.S. dollars

The charts comparing the Fund’s performance to an index provide you with a general sense of how it performed. The Fund’s total return for the period shown below includes Fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

International Value Fund

Growth of $1,000,000 Investment in Institutional Class

June 30, 2002 through June 30, 20123

Average Annual Total Returns — June 30, 20123

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Institutional Class (Inception 12/30/1996)	3.23%	-17.34%	4.78%	-5.67%	5.51%	—
Advisor Class (Inception 9/13/2005)	3.09%	-17.46%	4.61%	-5.85%	—	1.52%

COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	10 Years	Since Advisor Class Inception[2]
MSCI ACWI ex USA[1]	3.13%	-14.15%	7.43%	-4.18%	7.20%	2.83%

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, call 800-414-6927. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

WHAT YOU SHOULD KNOW

Investments in the Fund are subject to a number of risks. Please see the “Principal Risks” and “More Information About Risks” sections of the Fund’s prospectus. The purchase of Fund shares should be seen as a long-term investment.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[4]	Net Expense Ratio[5]
Institutional	1.14%	1.12%
Advisor	1.27	1.26

NOTES TO CHARTS

[1]	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[2]	The since-inception comparative performance figure shown for Advisor Class shares is calculated from 9/30/05.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Before fee waivers and/or expense reimbursements.

[5]	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/13. Contracts are reevaluated on an annual basis.

PORTFOLIO MANAGEMENT REVIEW

INTERNATIONAL GROWTH FUND

Market Conditions

International stock markets registered positive returns for the six months ended June 30, 2012, despite ongoing macroeconomic concerns. It was another volatile period for international equities with investor sentiment changing frequently. Investors were initially encouraged by the improving outlook for the U.S. economy, with the manufacturing sector, in particular, growing at a healthy pace and fueling an improvement on the jobs front. In addition, further efforts by central banks throughout the world to support economic growth, along with the avoidance of a total European debt collapse, boosted investor confidence in the equity markets.

However, international stocks fell for much of the second quarter, with investors discouraged by slowing global economic growth, weaker U.S. employment data and the failure to resolve the long-running sovereign debt crisis in Europe. During the period, eight of the ten sectors represented in the fund’s benchmark recorded gains, with energy and materials posting the only negative returns. From a regional standpoint, North America (Canada), which was affected by negative returns in energy and materials, was the only region that failed to advance. Returns for U.S. investors in international equities were adversely affected by a strong U.S. dollar, which increased against most of the world’s major currencies. The largest decliners were the Japanese yen and the euro, which lost 3.6% and 2.2% respectively, while the Swiss franc depreciated 1.2% for the period.

Performance Results

For the six months ended June 30, 2012, Institutional Class shares of International Growth Fund returned 5.80%. The fund outperformed its benchmark, the MSCI ACWI ex USA, which returned 3.13% for the period. The fund’s Advisor Class shares also outperformed the benchmark, returning 5.72%.

Explanation of Fund Performance

The main contributor to the fund’s outperformance relative to its benchmark was stock selection in Europe, where fund holdings gained 6.2% for the period compared to the benchmark’s increase of 2.9%. Spanish blood-plasma products maker Grifols and Italian fashion house Prada both reported better-than-expected earnings and were among the strongest performers, along with Belgium brewer Anheuser-Busch InBev. Fund holdings in emerging markets rose 8.5% for the period compared to the benchmark increase of 4.1%, with China’s Agile Property Holdings being the largest positive contributor. Stock selection in North America (Canada), which rose 8.0% compared to a 1.5% decrease in the index, also had a positive effect, with uranium miner Cameco rising after enduring a tough year in 2011.

The fund’s Pacific ex Japan holdings underperformed, returning -3.0% in the period compared to a 5.9% rise in the index. Australia’s Newcrest Mining was the main detractor. Meanwhile, holdings in Japan gained 2.2%, while the index gained 3.2%, with DeNa and Canon among the underperformers.

Sector-wise, fund holdings in financials outperformed, increasing 11.2%, as the easing of monetary policy in China helped fuel a rise in Agile Property and China Resources Land. Healthcare was the best performing sector with fund holdings rising 14.4%, mainly as a result of Spain’s Grifols having a very productive period. Energy holdings also outperformed, gaining 4.8% compared to a loss of 5.4% for energy stocks in the index. Within energy, Canada’s Cameco and Saipem from Italy were among the leading contributors.

The fund’s telecommunication services holdings underperformed, declining 12.2% in the period, with China Unicom, in particular, having a very difficult six months. Materials also underperformed. Fund holdings fell 9.3%, with Australia’s Newcrest Mining and UK-listed Xstrata among the leading detractors.

Outlook

As we enter the second half of the year, we continue to be cautiously optimistic on equities. The global macroeconomic environment is likely to remain challenging as investors grapple with many of the tensions that impacted markets in 2011. Concerns over global growth and sovereign debt remain and have been met with volatility, which we anticipate will continue.

In this environment, focusing on high quality names with good secular growth potential should stand us in good stead. As always, we remain focused on company-specific opportunities, and overall portfolio positioning is reflective of those individual decisions in the context of our macro, sector and regional risk controls.

Thank you for the opportunity to discuss our outlook for the international equity markets and for your continued trust and support.

For the International Growth Team

Thomas R.H. Tibbles, CFA

Chief Investment Officer, Growth Team

Hansberger Global Investors, Inc.

Unless otherwise noted, all returns cited above are expressed in U.S. dollars

The charts comparing the Fund’s performance to an index provide you with a general sense of how it performed. The Fund’s total return for the period shown below includes Fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

International Growth Fund

Growth of $1,000,000 Investment in Institutional Class

June 23, 2003 (inception) through June 30, 20123

Average Annual Total Returns — June 30, 20123

	6 Months	1 Year	3 Years	5 Years	Since Inception
Institutional Class (Inception 6/23/2003)	5.80%	-15.91%	5.63%	-5.41%	6.51%
Advisor Class (Inception 9/13/2005)	5.72%	-16.03%	5.43%	-5.59%	1.43%

					Since Inception[2]
COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	Institutional Class	Advisor Class
MSCI ACWI ex USA[1]	3.13%	-14.15%	7.43%	-4.18%	8.55%	2.83%

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, call 800-414-6927. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

WHAT YOU SHOULD KNOW

Investments in the Fund are subject to a number of risks. Please see the “Principal Risks” and “More Information About Risks” sections of the Fund’s prospectus. The purchase of Fund shares should be seen as a long-term investment.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[4]	Net Expense Ratio[5]
Institutional	0.86%	0.86%
Advisor	1.06	1.06

NOTES TO CHARTS

[1]	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[2]	The since-inception comparative performance figures shown for each Class of Fund shares are calculated as follows: Institutional Class from 6/30/03; Advisor Class from 9/30/05.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Before fee waivers and/or expense reimbursements.

[5]	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/13. Contracts are reevaluated on an annual basis.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

If you wish to communicate with the Funds’ Board of Trustees, you may do so by writing to: Secretary of the Funds, NGAM Advisors, L.P., 399 Boylston Street, Boston, MA 02116.

The correspondence must a) be in writing; b) be signed by the shareholder; c) include the shareholder’s name and address; and d) identify the Fund, account number, share class, and number of shares held in that Fund, as of a recent date.

Or by e-mail at:

secretaryofthefunds@ngam.natixis.com

(Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)

Please note: Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

For more complete information on any Hansberger International Series Fund, contact your financial professional or call Hansberger International Series Funds at 800-414-6927 and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Hansberger Funds at 800-414-6927; at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available by calling 800-414-6927 and from the SEC website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder you incur ongoing costs, including management fees and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2012 through June 30, 2012. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different Funds.

INTERNATIONAL VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2012	ENDING ACCOUNT VALUE 6/30/2012	EXPENSES PAID DURING PERIOD* 1/1/2012 – 6/30/2012
INSTITUTIONAL CLASS
Actual	$1,000.00	$1,032.30	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.67
ADVISOR CLASS
Actual	$1,000.00	$1,030.90	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.42

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.13% and 1.28% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2012	ENDING ACCOUNT VALUE 6/30/2012	EXPENSES PAID DURING PERIOD* 1/1/2012 – 6/30/2012
INSTITUTIONAL CLASS
Actual	$1,000.00	$1,058.00	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42
ADVISOR CLASS
Actual	$1,000.00	$1,057.20	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement for Advisor Class): 0.88% and 1.15% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Funds’ advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2012. The Agreement was continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups and categories of funds and the Fund’s respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Fund’s Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s more recent performance, although lagging for certain periods, was competitive when compared to relevant performance benchmarks or peer groups.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Funds and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees also noted that both of the Funds have expense caps in place and they considered the amounts waived or reimbursed by the Adviser under the cap for the Hansberger International Value Fund, but not for Hansberger International Growth Fund, since current expenses are below the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although each Fund’s management fee was not subject to breakpoints, each Fund’s management fee was at or below the median fee for a peer group of funds and that each of the Funds was subject to an expense waiver or cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

—	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

—

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

—

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services

—

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

—	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2013.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2012 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 95.0% of Net Assets
	Australia — 3.1%
7,842	Commonwealth Bank of Australia	$429,464
20,387	Westpac Banking Corp.	445,175

		874,639

	Brazil — 4.7%
22,347	Banco Bradesco S.A., Sponsored Preference ADR	332,300
20,911	Cia Energetica de Minas Gerais, Sponsored Preference ADR	385,181
12,579	Petroleo Brasileiro S.A., Sponsored Preference ADR	228,183
19,120	Vale S.A., Sponsored Preference ADR	373,031

		1,318,695

	Canada — 7.6%
10,062	Bank of Nova Scotia	521,235
4,899	Canadian National Railway Co.	413,378
6,537	Potash Corp. of Saskatchewan, Inc.	285,602
17,713	Suncor Energy, Inc.	512,791
12,979	Teck Resources Ltd., Class B	401,570

		2,134,576

	China — 9.7%
551,710	China Construction Bank Corp., Class H	381,162
184,000	China Overseas Land & Investment Ltd.	433,324
95,500	China Shenhua Energy Co. Ltd., Class H	337,283
754,320	China State Construction International Holdings Ltd.	719,806
284,500	China ZhengTong Auto Services Holdings Ltd.(b)	152,757
45,500	Ping An Insurance (Group) Co. of China Ltd., Class H	367,608
86,600	Weichai Power Co. Ltd., Class H(b)	345,920

		2,737,860

	France — 5.2%
8,917	BNP Paribas S.A.	343,792
13,999	Faurecia	232,849
1,037	Iliad S.A.	150,162
5,323	Sanofi	402,955
7,174	Total S.A.	322,894

		1,452,652

	Germany — 5.2%
4,065	Adidas AG	291,371
5,336	Bayer AG, (Registered)	384,508
7,433	SAP AG	440,148
4,082	Siemens AG, (Registered)	342,998

		1,459,025

	Hong Kong — 2.2%
232,400	Chow Tai Fook Jewellery Group Ltd.(b)	290,021
34,000	Wing Hang Bank Ltd.	329,722

		619,743

	India — 2.2%
10,975	ICICI Bank Ltd., Sponsored ADR	355,700
5,891	Infosys Ltd., Sponsored ADR	265,448

		621,148

	Italy — 1.3%
17,241	ENI SpA	366,287

Shares	Description	Value (†)

	Japan — 13.5%
36,000	Asahi Glass Co. Ltd.	$242,863
11,200	Astellas Pharma, Inc.	488,754
11,100	Canon, Inc.	443,007
3,300	FANUC Corp.	542,457
9,500	Shin-Etsu Chemical Co. Ltd.	523,146
23,700	Sumitomo Corp.	331,606
157,000	Sumitomo Mitsui Trust Holdings, Inc.	469,213
17,200	THK Co. Ltd.	325,163
10,900	Toyota Motor Corp.	439,948

		3,806,157

	Korea — 3.0%
8,947	KB Financial Group, Inc.	292,270
536	Samsung Electronics Co. Ltd.	567,617

		859,887

	Norway — 0.8%
11,892	Subsea 7 S.A.	235,344
1,189	Veripos, Inc.(b)(c)(d)	3,193

		238,537

	Russia — 3.8%
23,295	Gazprom, Sponsored ADR(b)	221,303
5,089	LUKOIL, Sponsored ADR(b)	285,391
18,048	MMC Norilsk Nickel, ADR(b)	298,153
104,832	Sberbank	280,411

		1,085,258

	Singapore — 1.5%
37,600	DBS Group Holdings Ltd.	415,318

	South Africa — 1.7%
27,615	MTN Group Ltd.	478,201

	Sweden — 1.1%
23,836	Sandvik AB	305,690

	Switzerland — 7.4%
21,400	ABB Ltd., (Registered)(b)	349,424
6,657	Cie Financiere Richemont S.A., Class A	365,534
11,459	Nestle S.A., (Registered)	683,849
5,589	Novartis AG, (Registered)	312,488
2,240	Roche Holding AG	386,922

		2,098,217

	Taiwan — 2.2%
16,000	HTC Corp.	211,248
148,893	Taiwan Semiconductor Manufacturing Co. Ltd.(b)	407,590

		618,838

	United Kingdom — 18.8%
145,778	Barclays PLC	372,499
14,662	BHP Billiton PLC	416,730
71,393	BP PLC	476,777
7,271	British American Tobacco PLC	369,658
39,987	Eurasian Natural Resources Corp. PLC	260,980
49,652	Evraz PLC	203,627
12,371	GlaxoSmithKline PLC	280,995
31,797	HSBC Holdings PLC	281,310
25,501	National Grid PLC	270,260
40,493	Prudential PLC	469,517
12,970	Standard Chartered PLC	281,747
74,749	Tesco PLC	363,267

See accompanying notes to financial statements.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2012 (Unaudited)

Shares	Description	Value (†)

	United Kingdom — continued
21,947	Unilever PLC	$736,843
182,571	Vodafone Group PLC	513,162

		5,297,372

	Total Common Stocks (Identified Cost $26,422,349)	26,788,100

Preferred Stocks — 2.8%
	Germany — 2.8%
4,973	Henkel AG & Co. KGaA	$330,435
2,884	Volkswagen AG	456,906

	Total Preferred Stocks (Identified Cost $676,586)	787,341

Principal Amount
Short-Term Investments — 0.8%
$217,359	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $217,359 on 7/02/2012 collateralized by $225,000 Federal Home Loan Bank, 0.37% due 5/01/2013 valued at $225,281 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $217,359)	217,359

	Total Investments — 98.6% (Identified Cost $27,316,294)(a)	27,792,800
	Other assets less liabilities — 1.4%	387,793

	Net Assets — 100.0%	$28,180,593

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2012, the net unrealized appreciation on investments based on a cost of $27,316,294 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,070,943
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,594,437)

	Net unrealized appreciation	$476,506

(b)	Non-income producing security.

(c)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of this security amounted to $3,193 or less than 0.1% of net assets.

(d)	Illiquid security. At June 30, 2012, the value of this security amounted to $3,193 or less than 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2012 (Unaudited)

Commercial Banks	19.8%
Oil, Gas & Consumable Fuels	9.8
Pharmaceuticals	8.0
Metals & Mining	6.8
Machinery	5.3
Food Products	5.0
Wireless Telecommunication Services	3.5
Semiconductors & Semiconductor Equipment	3.4
Automobiles	3.2
Insurance	3.0
Chemicals	2.8
Construction & Engineering	2.6
Textiles, Apparel & Luxury Goods	2.3
Other Investments, less than 2% each	22.3
Short-Term Investments	0.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

British Pound	17.8%
United States Dollar	17.2
Euro	14.5
Japanese Yen	13.5
Hong Kong Dollar	12.9
Swiss Franc	7.4
Australian Dollar	3.1
South Korean Won	3.0
New Taiwan Dollar	2.2
Other, less than 2% each	7.0

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2012 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 98.7% of Net Assets
	Australia — 5.5%
187,401	BHP Billiton Ltd.	$6,104,082
276,715	Newcrest Mining Ltd.	6,439,456
274,645	Woodside Petroleum Ltd.	8,801,282
301,281	WorleyParsons Ltd.	7,823,273

		29,168,093

	Belgium — 2.0%
133,595	Anheuser-Busch InBev NV	10,532,791

	Brazil — 1.4%
518,399	Itau Unibanco Holding S.A., Preference ADR	7,216,114

	Canada — 6.0%
149,360	Bank of Nova Scotia	7,737,203
387,902	Cameco Corp.	8,514,449
663,669	Manulife Financial Corp.	7,229,240
296,300	Suncor Energy, Inc.	8,577,885

		32,058,777

	Chile — 1.0%
98,895	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	5,505,485

	China — 12.7%
7,542,000	Agile Property Holdings Ltd.	9,867,744
12,817,000	China Longyuan Power Group Corp., Class H	8,464,081
4,558,000	China Resources Land Ltd.	9,448,721
5,222,000	China Unicom Hong Kong Ltd.	6,553,107
12,889,000	Industrial & Commercial Bank of China Ltd., Class H	7,225,424
245,814	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	6,022,443
1,236,000	Ping An Insurance (Group) Co. of China Ltd., Class H	9,986,016
345,100	Tencent Holdings Ltd.	10,191,240

		67,758,776

	Denmark — 1.4%
50,194	Novo Nordisk A/S, Class B	7,279,975

	France — 4.1%
568,409	AXA S.A.	7,598,891
100,049	Danone S.A.	6,217,700
75,654	Pernod-Ricard S.A.	8,089,840

		21,906,431

	Germany — 5.4%
129,318	Adidas AG	9,269,238
393,619	Aixtron SE AG	5,641,072
117,405	Bayer AG, (Registered)	8,460,117
73,587	Bayerische Motoren Werke AG	5,325,333

		28,695,760

	Hong Kong — 1.2%
3,338,150	Li & Fung Ltd.	6,454,770

	India — 1.5%
247,509	HDFC Bank Ltd., ADR	8,068,793

Shares	Description	Value (†)

	Israel — 2.5%
200,199	NICE Systems Ltd., Sponsored ADR(b)	$7,327,283
155,268	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,123,770

		13,451,053

	Italy — 4.7%
300,472	ENI SpA	6,383,570
1,232,400	Prada SpA	8,380,612
226,323	Saipem SpA	10,079,135

		24,843,317

	Japan — 10.9%
190,600	Canon, Inc.	7,606,945
231,100	Dena Co. Ltd.	6,082,904
371,400	Komatsu Ltd.	8,865,813
677,300	Rakuten, Inc.	7,002,375
47,700	SMC Corp.	8,270,116
154,000	Terumo Corp.	6,328,895
349,000	Toyota Motor Corp.	14,086,411

		58,243,459

	Korea — 3.4%
37,652	Hyundai Mobis	9,126,692
16,720	Samsung Electronics Co. Ltd., GDR, 144A	8,886,680

		18,013,372

	Norway — 1.7%
557,549	Telenor ASA	9,321,267

	Singapore — 2.2%
818,000	Oversea-Chinese Banking Corp. Ltd.	5,720,179
1,439,000	SembCorp Industries Ltd.	5,889,939

		11,610,118

	Spain — 1.4%
299,824	Grifols S.A.(a)	7,595,805

	Sweden — 1.3%
75,423	Millicom International Cellular S.A.	7,118,111

	Switzerland — 6.9%
515,220	ABB Ltd., (Registered)(a)	8,412,615
129,656	Cie Financiere Richemont S.A., Class A	7,119,380
286,558	Credit Suisse Group AG, (Registered)	5,243,162
150,701	Holcim Ltd., (Registered)(b)	8,349,657
45,933	Roche Holding AG	7,934,141

		37,058,955

	Taiwan — 3.3%
914,000	Hiwin Technologies Corp.	9,386,227
2,635,500	Hon Hai Precision Industry Co. Ltd.	7,968,552

		17,354,779

	United Kingdom — 18.2%
2,096,523	Aberdeen Asset Management PLC, 144A	8,539,122
235,565	Anglo American PLC	7,741,926
746,643	ARM Holdings PLC	5,915,366
492,683	BG Group PLC	10,085,948
351,638	Diageo PLC	9,063,465
194,434	HSBC Holdings PLC, Sponsored ADR	8,580,372
913,793	Prudential PLC	10,595,447
815,334	Rolls-Royce Holdings PLC(b)	10,988,871
272,429	Standard Chartered PLC	5,917,969
1,220,757	Tesco PLC	5,932,663

See accompanying notes to financial statements.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2012 (Unaudited)

Shares	Description	Value (†)

	United Kingdom — continued
545,494	Vedanta Resources PLC	$7,818,856
457,731	Xstrata PLC	5,755,238

		96,935,243

	Total Common Stocks (Identified Cost $539,139,675)	526,191,244

Principal Amount
Short-Term Investments — 0.9%
$4,855,261	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $4,855,261 on 7/02/2012 collateralized by $4,950,000 Federal Home Loan Bank, 0.37% due 5/01/2013 valued at $4,956,188 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,855,261)	4,855,261

	Total Investments — 99.6% (Identified Cost $543,994,936)(a)	531,046,505
	Other assets less liabilities — 0.4%	2,003,370

	Net Assets — 100.0%	$533,049,875

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2012, the net unrealized depreciation on investments based on a cost of $543,996,954 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,843,703
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(54,794,152)

	Net unrealized depreciation	$(12,950,449)

(b)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $4,849,851 or 0.9% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2012 (Unaudited)

Commercial Banks	9.5%
Oil, Gas & Consumable Fuels	8.0
Insurance	6.7
Metals & Mining	6.3
Pharmaceuticals	5.6
Beverages	5.2
Machinery	5.1
Textiles, Apparel & Luxury Goods	4.6
Semiconductors & Semiconductor Equipment	3.9
Automobiles	3.6
Real Estate Management & Development	3.6
Energy Equipment & Services	3.4
Internet Software & Services	3.0
Diversified Telecommunication Services	2.9
Capital Markets	2.6
Aerospace & Defense	2.1
Other Investments, less than 2% each	22.6
Short-Term Investments	0.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

British Pound	16.6%
Euro	16.0
United States Dollar	14.9
Hong Kong Dollar	14.4
Japanese Yen	10.9
Swiss Franc	6.9
Australian Dollar	5.5
New Taiwan Dollar	3.3
Canadian Dollar	2.8
Singapore Dollar	2.2
Other, less than 2% each	6.1

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

	International Value Fund	International Growth Fund
ASSETS
Investments at cost	$27,316,294	$543,994,936
Net unrealized appreciation (depreciation)	476,506	(12,948,431)

Investments at value	27,792,800	531,046,505
Cash	1,526	—
Foreign currency at value (identified cost $18,458 and $2,545,969)	18,352	2,517,686
Receivable for Fund shares sold	55,417	359
Receivable for securities sold	254,844	10,046,523
Dividends receivable	185,754	1,432,952
Tax reclaims receivable	45,175	203,391
Receivable from distributor (Note 5d)	219	—

TOTAL ASSETS	28,354,087	545,247,416

LIABILITIES
Payable for securities purchased	50,292	—
Payable for Fund shares redeemed	9,688	11,723,845
Management fees payable (Note 5)	7,542	321,741
Deferred Trustees’ fees (Note 5)	55,306	75,937
Administrative fees payable (Note 5)	1,042	20,142
Payable to distributor (Note 5d)	—	3,463
Other accounts payable and accrued expenses	49,624	52,413

TOTAL LIABILITIES	173,494	12,197,541

NET ASSETS	$28,180,593	$533,049,875

NET ASSETS CONSIST OF:
Paid-in capital	$56,353,011	$781,059,301
Undistributed net investment income	329,340	5,907,161
Accumulated net realized loss on investments and foreign currency transactions	(28,976,876)	(240,928,764)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	475,118	(12,987,823)

NET ASSETS	$28,180,593	$533,049,875

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$15,055,808	$528,428,957

Shares of beneficial interest	2,046,857	38,099,688

Net asset value, offering and redemption price per share	$7.36	$13.87

Advisor Class:
Net assets	$13,124,785	$4,620,918

Shares of beneficial interest	1,788,671	333,590

Net asset value, offering and redemption price per share	$7.34	$13.85

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

	International Value Fund	International Growth Fund
INVESTMENT INCOME
Dividends	$622,718	$9,514,112
Less net foreign taxes withheld	(53,726)	(814,254)

	568,992	8,699,858

Expenses
Management fees (Note 5)	114,910	2,191,763
Administrative fees (Note 5)	6,983	133,135
Trustees’ fees and expenses (Note 5)	9,384	14,741
Transfer agent fees and expenses (Notes 5 and 6)	24,091	39,389
Audit and tax services fees	24,474	24,474
Custodian fees and expenses	69,526	137,845
Interest expense (Note 13)	4,492	—
Legal fees	347	4,256
Registration fees	19,264	19,537
Shareholder reporting expenses	2,396	6,240
Miscellaneous expenses	6,028	18,154

Total expenses	281,895	2,589,534
Less waiver and/or expense reimbursement (Note 5)	(97,625)	(8,492)

Net expenses	184,270	2,581,042

Net investment income	384,722	6,118,816

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	183,562	14,594,330
Foreign currency transactions	(17,317)	(129,024)
Net change in unrealized appreciation (depreciation) on:
Investments	788,378	13,172,983
Foreign currency translations	1,187	(23,269)

Net realized and unrealized gain on investments and foreign currency transactions	955,810	27,615,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,340,532	$33,733,836

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	International Value Fund		International Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$384,722	$1,346,834	$6,118,816	$8,536,342
Net realized gain on investments and foreign currency transactions	166,245	1,251,700	14,465,306	16,261,094
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	789,565	(18,595,111)	13,149,714	(140,383,982)

Net increase (decrease) in net assets resulting from operations	1,340,532	(15,996,577)	33,733,836	(115,586,546)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(555,746)	—	(8,434,047)
Advisor Class	—	(824,100)	—	(75,277)

Total distributions	—	(1,379,846)	—	(8,509,324)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(7,174,799)	(33,771,797)	(54,700,392)	60,142,586

Net decrease in net assets	(5,834,267)	(51,148,220)	(20,966,556)	(63,953,284)

NET ASSETS
Beginning of the period	34,014,860	85,163,080	554,016,431	617,969,715

End of the period	$28,180,593	$34,014,860	$533,049,875	$554,016,431

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$329,340	$(55,382)	$5,907,161	$(211,655)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Value Fund - Institutional Class
	Period Ended June 30, 2012(a)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of the period	$7.13		$9.06		$8.34		$6.18	$12.77	$12.95

Income from Investment Operations:
Net investment income(b)	0.10		0.16		0.12		0.15	0.24	0.25
Net realized and unrealized gain (loss)	0.13		(1.81)		0.73		2.22	(5.45)	1.65

Total from Investment Operations	0.23		(1.65)		0.85		2.37	(5.21)	1.90

Less Distributions From:
Net investment income	—		(0.28)		(0.13)		(0.21)	(0.06)	(0.63)
Net realized capital gain	—		—		—		—	(1.32)	(1.45)

Total Distributions	—		(0.28)		(0.13)		(0.21)	(1.38)	(2.08)

Net asset value, end of the period	$7.36		$7.13		$9.06		$8.34	$6.18	$12.77

Total return(c)	3.23%		(18.22)%		10.25%		38.28%	(43.37)%	14.75%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$15,056		$14,742		$17,962		$17,917	$106,435	$262,572
Net expenses(d)(e)	1.13	%(f)	1.11	%(g)	1.07	%(h)	0.97%	0.94%	0.93%
Gross expenses(e)	1.70%		1.14%		1.14%		0.97%	0.94%	0.94%
Net investment income(e)	2.69%		1.84%		1.48%		2.30%	2.33%	1.76%
Portfolio turnover rate	17%		38%		41%		45%	69%	47%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense from bank overdraft charges of 0.03%. Without this expense the ratio of net expenses would have been 1.10%.
(g)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 1.10%.
(h)	Effective May 1, 2010, the expense limit increased to 1.10%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Value Fund - Advisor Class
	Period Ended June 30, 2012(a)		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value, beginning of the period	$7.12		$9.03		$8.31		$6.17	$12.75	$12.94

Income from Investment Operations:
Net investment income(b)	0.09		0.14		0.10		0.12	0.15	0.22
Net realized and unrealized gain (loss)	0.13		(1.80)		0.74		2.22	(5.36)	1.65

Total from Investment Operations	0.22		(1.66)		0.84		2.34	(5.21)	1.87

Less Distributions From:
Net investment income	—		(0.25)		(0.12)		(0.20)	(0.05)	(0.61)
Net realized capital gain	—		—		—		—	(1.32)	(1.45)

Total Distributions	—		(0.25)		(0.12)		(0.20)	(1.37)	(2.06)

Net asset value, end of the period	$7.34		$7.12		$9.03		$8.31	$6.17	$12.75

Total return(c)	3.09%		(18.40)%		10.12%		38.09%	(43.50)%	14.51%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$13,125		$19,273		$67,201		$78,470	$58,834	$10,181
Net expenses(d)(e)	1.28	%(f)	1.25	%(g)(h)	1.22	%(i)	1.15%	1.15%	1.15%
Gross expenses(e)	1.98%		1.26%		1.29%		1.17%	1.23%	1.82%
Net investment income(e)	2.32%		1.66%		1.25%		1.72%	1.85%	1.53%
Portfolio turnover rate	17%		38%		41%		45%	69%	47%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense from bank overdraft charges of 0.03%. Without this expense the ratio of net expenses would have been 1.25%.
(g)	Includes interest expense from bank overdraft charges of less than 0.01%.
(h)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(i)	Effective May 1, 2010, the expense limit increased to 1.25%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Growth Fund - Institutional Class
	Period Ended June 30, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007
Net asset value, beginning of the period	$13.11	$16.16	$15.02	$9.97	$20.66		$18.59

Income from Investment Operations:
Net investment income(b)	0.15	0.21	0.15	0.14	0.25		0.15
Net realized and unrealized gain (loss)	0.61	(3.06)	1.14	5.06	(10.52)		3.40

Total from Investment Operations	0.76	(2.85)	1.29	5.20	(10.27)		3.55

Less Distributions From:
Net investment income	—	(0.20)	(0.15)	(0.15)	(0.22)		(0.11)
Net realized capital gain	—	—	—	—	(0.20)		(1.37)

Total Distributions	—	(0.20)	(0.15)	(0.15)	(0.42)		(1.48)

Net asset value, end of the period	$13.87	$13.11	$16.16	$15.02	$9.97		$20.66

Total return(c)	5.80%	(17.61)%	8.63%	52.20%	(50.10)%		19.15%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$528,429	$548,110	$608,571	$633,958	$541,198		$908,350
Net expenses(d)(e)	0.88%	0.86%	0.87%	0.88%	0.84	%(f)	0.88%
Gross expenses(e)	0.88%	0.86%	0.87%	0.88%	0.86%		0.89%
Net investment income(e)	2.10%	1.39%	1.05%	1.13%	1.58%		0.71%
Portfolio turnover rate	24%	62%	52%	50%	69%		52%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Growth Fund - Advisor Class
	Period Ended June 30, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007
Net asset value, beginning of the period	$13.11	$16.16	$15.01	$9.96	$20.62		$18.56

Income from Investment Operations:
Net investment income(b)	0.12	0.19	0.12	0.07	0.19		0.12
Net realized and unrealized gain (loss)	0.62	(3.07)	1.15	5.12	(10.47)		3.36

Total from Investment Operations	0.74	(2.88)	1.27	5.19	(10.28)		3.48

Less Distributions From:
Net investment income	—	(0.17)	(0.12)	(0.14)	(0.18)		(0.05)
Net realized capital gain	—	—	—	—	(0.20)		(1.37)

Total Distributions	—	(0.17)	(0.12)	(0.14)	(0.38)		(1.42)

Net asset value, end of the period	$13.85	$13.11	$16.16	$15.01	$9.96		$20.62

Total return(c)	5.72%	(17.82)%	8.44%	52.15%	(50.25)%		18.81%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$4,621	$5,907	$9,398	$9,982	$1,181		$1,539
Net expenses(d)(e)	1.15%	1.05%	1.10%	1.04%	1.15	%(f)(g)	1.15%
Gross expenses(e)	1.47%	1.05%	1.10%	1.04%	1.17	%(f)	2.02%
Net investment income(e)	1.71%	1.22%	0.83%	0.51%	1.22%		0.58%
Portfolio turnover rate	24%	62%	52%	50%	69%		52%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes fee/expense recovery of 0.21%.
(g)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.  Organization.  Hansberger International Series (the “Trust”), is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The following funds (each individually referred to as a “Fund” and collectively as the “Funds”) are included in this report.

International Value Fund

International Growth Fund

Each Fund is a diversified investment company.

Each Fund offers Institutional Class and Advisor Class shares.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees). Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

significant events that occur after the close of the foreign market and before the Funds calculate their net asset values. At June 30, 2012, the following percentages of the Funds’ total market value of investments were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities:

Fund	Percentage
International Value Fund	82%
International Growth Fund	82%

Additionally, one security held by International Value Fund for which market quotations were not readily available as of June 30, 2012, was fair valued pursuant to procedures approved by the Board of Trustees, amounting to 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

There were no forward foreign currency contracts held by the Funds during the six months ended June 30, 2012.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2012 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as redemptions in-kind, distributions in excess of current earnings and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company unrealized gains, foreign currency exchange contracts mark to market and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2011 was as follows:

	2011 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Value Fund	$1,379,846	$—	$1,379,846
International Growth Fund	8,509,324	—	8,509,324

As of December 31, 2011, the capital loss carryforwards and late year ordinary and post-October capital losses were as follows:

	International Value Fund	International Growth Fund
Capital loss carryforward:
Short-term:
Expires December 31, 2016	$—	$(13,515,608)
Expires December 31, 2017	(25,397,706)*	(210,257,749)

Total capital loss carryforwards	$(25,397,706)	$(223,773,357)

Late year ordinary and post-October capital loss deferrals	$(982,134)	$(13,448,295)

*	The capital loss carryforwards for International Value Fund are subject to limitations pursuant to Section 382 of the Internal Revenue Code.

g.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2012, neither Fund had loaned securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets or liabilities;

—

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

—

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012, at value:

International Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$874,639	$—	$874,639
China	—	2,737,860	—	2,737,860
France	—	1,452,652	—	1,452,652
Germany	—	1,459,025	—	1,459,025
Hong Kong	—	619,743	—	619,743
Italy	—	366,287	—	366,287
Japan	—	3,806,157	—	3,806,157
Korea	—	859,887	—	859,887
Norway	—	238,537	—	238,537
Russia	804,847	280,411	—	1,085,258
Singapore	—	415,318	—	415,318
South Africa	—	478,201	—	478,201
Sweden	—	305,690	—	305,690
Switzerland	—	2,098,217	—	2,098,217
Taiwan	—	618,838	—	618,838
United Kingdom	—	5,297,372	—	5,297,372
All Other Common Stocks(a)	4,074,419	—	—	4,074,419

Total Common Stocks	4,879,266	21,908,834	—	26,788,100

Preferred Stocks(a)	—	787,341	—	787,341
Short-Term Investments	—	217,359	—	217,359

Total	$4,879,266	$22,913,534	$—	$27,792,800

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $1,141,310 were transferred from Level 1 to Level 2 during the period ended June 30, 2012. At December 31, 2011, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

All transfers are recognized as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,168,093	$—	$29,168,093
Belgium	—	10,532,791	—	10,532,791
China	6,022,443	61,736,333	—	67,758,776
Denmark	—	7,279,975	—	7,279,975
France	—	21,906,431	—	21,906,431
Germany	—	28,695,760	—	28,695,760
Hong Kong	—	6,454,770	—	6,454,770
Italy	—	24,843,317	—	24,843,317
Japan	—	58,243,459	—	58,243,459
Korea	8,886,680	9,126,692	—	18,013,372
Norway	—	9,321,267	—	9,321,267
Singapore	—	11,610,118	—	11,610,118
Spain	—	7,595,805	—	7,595,805
Sweden	—	7,118,111	—	7,118,111
Switzerland	—	37,058,955	—	37,058,955
Taiwan	—	17,354,779	—	17,354,779
United Kingdom	8,580,372	88,354,871	—	96,935,243
All Other Common Stocks(a)	66,300,222	—	—	66,300,222

Total Common Stocks	89,789,717	436,401,527	—	526,191,244

Short-Term Investments	—	4,855,261	—	4,855,261

Total	$89,789,717	$441,256,788	$—	$531,046,505

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2012, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Value Fund	$5,554,202	$32,679,220
International Growth Fund	137,344,412	191,200,145

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Hansberger Global Investors, Inc. (“HGI”), a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
International Value Fund	0.75%
International Growth Fund	0.75%

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

HGI has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2013 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2012, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Advisor Class
International Value Fund	1.10%	1.25%
International Growth Fund	1.00%	1.15%

HGI shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2012, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Value Fund	$114,910	$85,830	$29,080	0.75%	0.19%
International Growth Fund	2,191,763	—	2,191,763	0.75%	0.75%
[1]	Contractual management fee waivers are subject to possible recovery until December 31, 2013.

For the six months ended June 30, 2012, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Advisor Class
International Value Fund	$1,114	$10,681
International Growth Fund	—	8,492
[2]	Expense reimbursements are subject to possible recovery until December 31, 2013.

b.  Distribution Agreement.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, serves as the distributor of the Funds and provides distribution services pursuant to a distribution agreement. Under the distribution agreement, the Funds do not pay NGAM Distribution for its services.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, each Fund paid the following administrative fees to NGAM Advisors:

Fund	Administrative Fees
International Value Fund	$6,983
International Growth Fund	133,135

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Funds if the shares of those customers were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not to exceed what the Funds would have paid their transfer agent had each customer’s shares been registered directly with the transfer agent instead of being held through the intermediaries.

For the six months ended June 30, 2012, the Funds paid the following sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statements of Operations.

	Sub-Transfer Agent Fees
Fund	Institutional Class	Advisor Class
International Value Fund	$60	$5,602
International Growth Fund	18,931	2,584

As of June 30, 2012, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Advisor Class
International Value Fund	$2	$—
International Growth Fund	3,426	37

As of June 30, 2012, NGAM Distribution owes International Value Fund $221 for overpayments of sub-transfer agent fees related to Advisor Class.

e.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $265,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $95,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

6.  Class-Specific Expenses.  For the six months ended June 30, 2012, the Funds paid the following class-specific transfer agent fees and expenses (including sub-transfer agent fees):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Advisor Class
International Value Fund	$1,114	$22,977
International Growth Fund	23,391	15,998

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 19, 2012, the commitment fee was 0.125% per annum.

For the six months ended June 30, 2012, neither Fund had borrowings under these agreements.

8.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2012, amounts rebated under these agreements were as follows:

Fund	Rebates
International Value Fund	$73
International Growth Fund	48

10.  Concentration of Ownership.  From time to time, the Funds may have a concentration of one or more shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have material impacts on the Funds. As of June 30, 2012, the Funds had shareholders that owned more than 5% of each Fund’s total outstanding

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

shares. The number of shareholders owning more than 5% of total outstanding shares of the Funds, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of 5% Shareholders	Percentage Ownership
International Value Fund	1	38.64%
International Growth Fund	4	34.15%

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
International Value Fund	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	23,369	$188,910	377,832	$3,489,036
Issued in connection with the reinvestment of distributions	—	—	77,571	551,395
Redeemed	(43,950)	(330,339)	(370,154)	(3,371,164)

Net change	(20,581)	$(141,429)	85,249	$669,267

Advisor Class
Issued from the sale of shares	179,821	$1,385,272	1,723,589	$15,054,333
Issued in connection with the reinvestment of distributions	—	—	107,668	769,015
Redeemed	(1,098,556)	(8,418,642)	(6,568,601)	(50,264,412)

Net change	(918,735)	$(7,033,370)	(4,737,344)	$(34,441,064)

Increase (decrease) from capital share transactions	(939,316)	$(7,174,799)	(4,652,095)	$(33,771,797)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
International Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,335,009	$19,200,111	10,871,748	$157,290,278
Issued in connection with the reinvestment of distributions	—	—	482,699	6,323,360
Redeemed	(5,034,017)	(72,229,201)	(5,998,873)	(84,862,117)
Redeemed in-kind (Note 12)	—	—	(1,205,737)	(16,530,655)

Net change	(3,699,008)	$(53,029,090)	4,149,837	$62,220,866

Advisor Class
Issued from the sale of shares	5,123	$72,446	32,413	$513,867
Issued in connection with the reinvestment of distributions	—	—	5,452	71,426
Redeemed	(121,952)	(1,743,748)	(169,166)	(2,663,573)

Net change	(116,829)	$(1,671,302)	(131,301)	$(2,078,280)

Increase (decrease) from capital share transactions	(3,815,837)	$(54,700,392)	4,018,536	$60,142,586

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

13.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian bank. Interest expense incurred for the six months ended June 30, 2012 is reflected on the Statements of Operations.

M-HN58-0612

HANSBERGER

INTERNATIONAL

SERIES

SEMIANNUAL REPORT

June 30, 2012

Emerging Markets Fund

The charts comparing the Fund’s performance to an index provide you with a general sense of how it performed. The Fund’s total return for the period shown below includes Fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Emerging Markets Fund

Growth of $1,000,000 Investment in Institutional Class

June 30, 2002 through June 30, 20123

Average Annual Total Returns — June 30, 20123

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Institutional Class (Inception 12/30/1996)	0.52%	-23.39%	5.04%	-3.67%	10.76%	—
Advisor Class (Inception 9/13/2005)	0.42%	-23.55%	4.93%	-3.82%	—	4.76%

COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	10 Years	Since Advisor Class Inception[2]
MSCI Emerging Markets Index[1]	4.12%	-15.67%	10.10%	0.21%	14.42%	8.09%

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, call 800-414-6927. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

WHAT YOU SHOULD KNOW

Investments in the Fund are subject to a number of risks. Please see the “Principal Risks” and “More Information About Risks” sections of the Fund’s prospectus. The purchase of Fund shares should be seen as a long-term investment.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class	Gross Expense Ratio[4]	Net Expense Ratio[5]
Institutional	1.55%	1.50%
Advisor	1.97	1.65

NOTES TO CHARTS

[1]	MSCI Emerging Markets Index is an unmanaged index that is designed to measure the equity market performance of emerging markets.

[2]	The since-inception comparative performance figure shown for Advisor Class shares is calculated from 9/30/05.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Before fee waivers and/or expense reimbursements.

[5]	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/13. Contracts are reevaluated on an annual basis.

1

ADDITIONAL INFORMATION

If you wish to communicate with the Funds’ Board of Trustees, you may do so by writing to: Secretary of the Funds, NGAM Advisors, L.P., 399 Boylston Street, Boston, MA 02116.

The correspondence must a) be in writing; b) be signed by the shareholder; c) include the shareholder’s name and address; and d) identify the Fund, account number, share class, and number of shares held in that Fund, as of a recent date.

Or by e-mail at:

secretaryofthefunds@ngam.natixis.com

(Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)

Please note: Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

For more complete information on any Hansberger International Series Fund, contact your financial professional or call Hansberger International Series Funds at 800-414-6927 and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Hansberger Funds at 800-414-6927; at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available by calling 800-414-6927 and from the SEC website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

2

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder you incur ongoing costs, including management fees and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2012 through June 30, 2012. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different Funds.

EMERGING MARKETS FUND	BEGINNING ACCOUNT VALUE 1/1/2012	ENDING ACCOUNT VALUE 6/30/2012	EXPENSES PAID DURING PERIOD* 1/1/2012 – 6/30/2012
INSTITUTIONAL CLASS
Actual	$1,000.00	$1,005.20	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52
ADVISOR CLASS
Actual	$1,000.00	$1,004.20	$8.22
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.50% and 1.65% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

3

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups and categories of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fees, and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and Fund identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2012. The Agreement was continued for a one-year period for the Fund. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

4

For the Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of peer groups and categories of fund and the Fund’s respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement relating to that Fund. In the case of the Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Fund’s Adviser that were reasonable and consistent with the Fund’s investment objective and policies. The Trustees also noted that management had recently proposed portfolio management and strategy changes intended to address performance of the Fund.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees noted that the Fund had an expense cap in place and considered the amounts reimbursed and waived by the Adviser under the cap for the Fund. The Trustees then noted that the Fund had a net expense ratio that was above the median of a peer group of funds. In this regard, the Trustees noted that the Fund’s relatively higher net expense ratio was a function of higher reimbursements by a peer group of funds, that the Fund’s advisory fee rate was at the median of a peer group of funds and that the Fund’s gross expense ratio was below the median for a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues the performance of the relevant Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

5

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although each Fund’s management fee was not subject to breakpoints, the Fund’s management fee was at or below the median fee for a peer group of funds, that the Fund was subject to an expense waiver or cap and that management had proposed to reduce the expense cap of the Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

—	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

—

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

—

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services

—

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

—	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2013.

6

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2012 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 95.3% of Net Assets
	Brazil — 13.7%
47,449	Banco Bradesco S.A., Sponsored Preference ADR	$705,568
25,414	Cia de Bebidas das Americas, Preference ADR	974,119
29,448	Cia Energetica de Minas Gerais, Sponsored Preference ADR	542,432
24,797	Cia Hering	470,384
36,484	Itau Unibanco Holding S.A., Preference ADR	507,857
25,439	Natura Cosmeticos S.A.	595,286
53,875	Petroleo Brasileiro S.A., ADR	1,011,234
29,979	Telefonica Brasil S.A., Preference ADR	741,680
80,984	Vale S.A., Sponsored Preference ADR	1,579,998

		7,128,558

	China — 19.8%
392,000	Belle International Holdings Ltd.	672,582
1,988,580	China Construction Bank Corp., Class H	1,373,859
54,000	China Mobile Ltd.	593,484
374,000	China National Building Material Co. Ltd., Class H	409,096
334,000	China Overseas Land & Investment Ltd.	786,577
159,500	China Shenhua Energy Co. Ltd., Class H	563,316
1,033,200	China State Construction International Holdings Ltd.	985,925
864,000	China ZhengTong Auto Services Holdings Ltd.(b)	463,909
476,000	CNOOC Ltd.	959,673
2,148,425	Industrial & Commercial Bank of China Ltd., Class H	1,204,382
91,000	Ping An Insurance (Group) Co. of China Ltd., Class H	735,216
30,700	Tencent Holdings Ltd.	906,610
172,600	Weichai Power Co. Ltd., Class H(b)	689,442

		10,344,071

	Hong Kong — 2.4%
471,800	Chow Tai Fook Jewellery Group Ltd.(b)	588,776
1,058,000	Trinity Ltd.	670,216

		1,258,992

	India — 6.3%
23,949	Housing Development Finance Corp. Ltd.	281,329
23,608	ICICI Bank Ltd., Sponsored ADR	765,136
16,819	Infosys Ltd., Sponsored ADR	757,864
40,191	Larsen & Toubro Ltd.	1,013,850
108,529	Oberoi Realty Ltd.	472,014

		3,290,193

	Indonesia — 3.3%
2,418,500	Adaro Energy Tbk PT	378,025
1,055,000	Astra International Tbk PT	777,745
697,023	Bank Mandiri Persero Tbk PT	540,838

		1,696,608

	Korea — 13.5%
2,147	Hyundai Heavy Industries Co. Ltd.	489,899
6,985	Hyundai Motor Co.	1,433,980
30,390	KB Financial Group, Inc.	992,747
2,789	LG Chem Ltd.	722,004
2,304	Lotte Shopping Co. Ltd.	629,921
2,080	Samsung Electronics Co. Ltd.	2,202,692
16,430	Samsung Heavy Industries Co. Ltd.	544,095

		7,015,338

Shares	Description	Value (†)

	Malaysia — 2.1%
235,300	CIMB Group Holdings Bhd	$563,873
170,900	Genting Bhd	510,352

		1,074,225

	Mexico — 5.6%
33,029	America Movil SAB de CV, Series L, ADR	860,736
171,872	Grupo Financiero Banorte SAB de CV, Class O	888,240
184,775	Grupo Mexico SAB de CV, Series B	549,212
24,143	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	643,170

		2,941,358

	Nigeria — 1.2%
112,924	Guaranty Trust Bank PLC, GDR	621,082

	Peru — 1.3%
5,207	Credicorp Ltd.	655,509

	Russia — 7.7%
24,890	Eurasia Drilling Co. Ltd., GDR	634,695
92,470	Gazprom, Sponsored ADR(b)	878,465
17,473	LUKOIL, Sponsored ADR(b)	979,886
47,020	MMC Norilsk Nickel, ADR(b)	776,770
274,473	Sberbank	734,177

		4,003,993

	South Africa — 4.8%
10,517	Kumba Iron Ore Ltd.	709,040
34,159	MTN Group Ltd.	591,522
10,357	Naspers Ltd., N Shares	553,192
36,245	Shoprite Holdings Ltd.	669,153

		2,522,907

	Taiwan — 8.3%
1,069,169	Chinatrust Financial Holding Co. Ltd.	617,182
212,140	Formosa Plastics Corp.	571,704
199,951	Hon Hai Precision Industry Co. Ltd.	604,561
37,450	HTC Corp.	494,453
752,886	Taiwan Semiconductor Manufacturing Co. Ltd.(b)	2,061,000

		4,348,900

	Thailand — 2.1%
166,081	Bangkok Bank PLC	1,092,138

	Turkey — 1.7%
102,715	KOC Holding AS	393,294
128,264	Turkiye Garanti Bankasi A/S	504,912

		898,206

	United Kingdom — 1.5%
53,267	Eurasian Natural Resources Corp. PLC	347,653
101,207	Evraz PLC	415,059

		762,712

	Total Common Stocks (Identified Cost $50,224,899)	49,654,790

Preferred Stocks — 0.7%
	Brazil – 0.7%
52,026	Banco do Estado do Rio Grande do Sul, Class B (Identified Cost $598,788)	367,821

See accompanying notes to financial statements.

7

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2012 (Unaudited)

Principal Amount	Description	Value (†)

Short-Term Investments — 3.1%
$1,617,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $1,617,207 on 7/02/2012 collateralized by $1,650,000 Federal Home Loan Bank, 0.37% due 5/01/2013 valued at $1,652,063 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,617,207)	$1,617,207

	Total Investments — 99.1% (Identified Cost $52,440,894)(a)	51,639,818

	Other assets less liabilities — 0.9%	483,021

	Net Assets — 100.0%	$52,122,839

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2012, the net unrealized depreciation on investments based on a cost of $52,440,894 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,477,851
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,278,927)

	Net unrealized depreciation	$(801,076)

(b)	Non-income producing security.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2012 (Unaudited)

Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	9.2
Metals & Mining	8.4
Semiconductors & Semiconductor Equipment	8.1
Automobiles	4.3
Specialty Retail	4.2
Wireless Telecommunication Services	3.8
Construction & Engineering	3.8
Machinery	3.3
Food & Staples Retailing	2.5
Chemicals	2.5
Real Estate Management & Development	2.4
Other Investments, less than 2% each	20.0
Short-Term Investments	3.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	30.7%
Hong Kong Dollar	22.2
South Korean Won	13.5
New Taiwan Dollar	8.3
South African Rand	4.8
Indian Rupee	3.3
Indonesian Rupiah	3.3
Mexican Peso	2.8
Brazilian Real	2.8
Thai Baht	2.1
Malaysian Ringgit	2.1
Other, less than 2% each	3.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at cost	$52,440,894
Net unrealized depreciation	(801,076)

Investments at value	51,639,818
Foreign currency at value (identified cost $99,924)	100,616
Receivable for securities sold	254,331
Dividends receivable	314,878

TOTAL ASSETS	52,309,643

LIABILITIES
Foreign taxes payable (Note 2)	37,080
Management fees payable (Note 5)	40,147
Deferred Trustees’ fees (Note 5)	53,008
Administrative fees payable (Note 5)	1,934
Payable to distributor (Note 5d)	27
Other accounts payable and accrued expenses	54,608

TOTAL LIABILITIES	186,804

NET ASSETS	$52,122,839

NET ASSETS CONSIST OF:
Paid-in capital	$60,497,708
Undistributed net investment income	287,358
Accumulated net realized loss on investments and foreign currency transactions	(7,825,028)
Net unrealized depreciation on investments and foreign currency translations	(837,199)

NET ASSETS	$52,122,839

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$51,305,038

Shares of beneficial interest	5,328,617

Net asset value, offering and redemption price per share	$9.63

Advisor Class:
Net assets	$817,801

Shares of beneficial interest	85,936

Net asset value, offering and redemption price per share	$9.52

See accompanying notes to financial statements.

9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$835,312
Less net foreign taxes withheld	(69,516)

765,796

Expenses
Management fees (Note 5)	279,505
Administrative fees (Note 5)	12,733
Trustees’ fees and expenses (Note 5)	9,387
Transfer agent fees and expenses (Notes 5 and 6)	2,662
Audit and tax services fees	24,474
Custodian fees and expenses	60,658
Legal fees	395
Registration fees	17,700
Shareholder reporting expenses	611
Miscellaneous expenses	13,905

Total expenses	422,030
Less waiver and/or expense reimbursement (Note 5)	(2,171)

Net expenses	419,859

Net investment income	345,937

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(2,148,413)
Foreign currency transactions	(16,502)
Net change in unrealized appreciation (depreciation) on:
Investments	2,064,219
Foreign currency translations	4,779

Net realized and unrealized loss on investments and foreign currency transactions	(95,917)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,020

See accompanying notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$345,937	$458,228
Net realized gain (loss) on investments and foreign currency transactions	(2,164,915)	1,113,507
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,068,998	(16,027,485)

Net increase (decrease) in net assets resulting from operations	250,020	(14,455,750)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(406,926)
Advisor Class	—	(3,688)

Total distributions	—	(410,614)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(361,045)	12,300,941

Net decrease in net assets	(111,025)	(2,565,423)
NET ASSETS
Beginning of the period	52,233,864	54,799,287

End of the period	$52,122,839	$52,233,864

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$287,358	$(58,579)

See accompanying notes to financial statements.

11

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Institutional Class
	Period Ended June 30, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009(b)	Year Ended December 31, 2008(b)	Year Ended December 31, 2007(b)
Net asset value, beginning of the period	$9.58	$12.89	$11.05		$6.45	$30.80	$41.50

Income from Investment Operations:
Net investment income(c)	0.06	0.10	0.05		0.08	0.27	0.35
Net realized and unrealized gain (loss)	(0.01)	(3.33)	1.88		4.62	(14.83)	12.29

Total from Investment Operations	0.05	(3.23)	1.93		4.70	(14.56)	12.64

Less Distributions From:
Net investment income	—	(0.08)	(0.09)		(0.10)	(0.39)	(0.34)
Net realized capital gain	—	—	—		—	(9.40)	(23.00)

Total Distributions	—	(0.08)	(0.09)		(0.10)	(9.79)	(23.34)

Net asset value, end of the period	$9.63	$9.58	$12.89		$11.05	$6.45	$30.80

Total return(d)	0.52%	(25.09)%	17.49%		72.96%	(51.64)%	30.73%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$51,305	$51,638	$54,220		$47,028	$38,191	$219,241
Net expenses(e)(f)	1.50%	1.50%	1.45	%(g)	1.32%	1.25%	1.25%
Gross expenses(f)	1.50%	1.55%	1.58%		1.67%	1.36%	1.32%
Net investment income(f)	1.24%	0.87%	0.48%		0.96%	1.11%	0.74%
Portfolio turnover rate	13%	45%	63%		57%	65%	59%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share data prior to April 23, 2010 has been restated to reflect a 1-for-5 reverse stock split.
(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Effective May 1, 2010, the expense limit increased to 1.50%.

See accompanying notes to financial statements.

12

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	Advisor Class
	Period Ended June 30, 2012(a)	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009(b)	Year Ended December 31, 2008(b)	Year Ended December 31, 2007(b)
Net asset value, beginning of the period	$9.48	$12.75	$10.95		$6.40	$30.65	$41.40

Income from Investment Operations:
Net investment income(c)	0.06	0.10	0.03		0.06	0.21	0.23
Net realized and unrealized gain (loss)	(0.02)	(3.31)	1.85		4.57	(14.69)	12.33

Total from Investment Operations	0.04	(3.21)	1.88		4.63	(14.48)	12.56

Less Distributions From:
Net investment income	—	(0.06)	(0.08)		(0.08)	(0.37)	(0.31)
Net realized capital gain	—	—	—		—	(9.40)	(23.00)

Total Distributions	—	(0.06)	(0.08)		(0.08)	(9.77)	(23.31)

Net asset value, end of the period	$9.52	$9.48	$12.75		$10.95	$6.40	$30.65

Total return(d)	0.42%	(25.19)%	17.15%		72.57%	(51.61)%	30.46%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$818	$595	$579		$643	$87	$17
Net expenses(e)(f)	1.65%	1.65%	1.60	%(g)	1.49%	1.40%	1.40%
Gross expenses(f)	1.92%	1.97%	1.87%		1.94%	2.39%	334.55%
Net investment income(f)	1.27%	0.86%	0.25%		0.63%	0.99%	0.47%
Portfolio turnover rate	13%	45%	63%		57%	65%	59%

(a)	For the six months ended June 30, 2012 (Unaudited).
(b)	Per share data prior to April 23, 2010 has been restated to reflect a 1-for-5 reverse stock split.
(c)	Per share net investment income has been calculated using the average shares outstanding during the period.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Effective May 1, 2010, the expense limit increased to 1.65%.

See accompanying notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.  Organization.  Hansberger International Series (the “Trust”), is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Emerging Markets Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class and Advisor Class shares.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees). Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2012, approximately 65% of the market value of the Fund’s investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

14

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

There were no forward foreign currency contracts held by the Fund during the six months ended June 30, 2012.

e.  Federal and Foreign Income Taxes.  The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2012 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

15

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable, and are reflected as foreign taxes payable on the Statement of Assets and Liabilities. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of current earnings and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company unrealized gains and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2011 was as follows:

2011 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$410,614	$ —	$410,614

As of December 31, 2011, the capital loss carryforwards and late year ordinary and post-October capital losses were as follows:

Capital loss carryforward:
Short-term:
Expires December 31, 2017	$(3,760,966)

Late year ordinary and post-October capital loss deferrals	$(1,257,358)

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended June 30, 2012, the Fund did not loan securities under this agreement.

16

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets or liabilities;

—

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

—

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$—	$10,344,071	$—	$10,344,071
Hong Kong	—	1,258,992	—	1,258,992
India	1,523,000	1,767,193	—	3,290,193
Indonesia	—	1,696,608	—	1,696,608
Korea	—	7,015,338	—	7,015,338
Malaysia	—	1,074,225	—	1,074,225
Russia	3,269,816	734,177	—	4,003,993
South Africa	—	2,522,907	—	2,522,907
Taiwan	—	4,348,900	—	4,348,900
Thailand	—	1,092,138	—	1,092,138
Turkey	—	898,206	—	898,206
United Kingdom	—	762,712	—	762,712
All Other Common Stocks(a)	11,346,507	—	—	11,346,507

Total Common Stocks	16,139,323	33,515,467	—	49,654,790

Preferred Stocks(a)	367,821	—	—	367,821
Short-Term Investments	—	1,617,207	—	1,617,207

Total	$16,507,144	$35,132,674	$—	$51,639,818

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $1,185,110 were transferred from Level 1 to Level 2 during the period ended June 30, 2012. At December 31, 2011, these securities were valued at the market price in the foreign market in accordance with the Fund’s

17

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

valuation policy; at June 30, 2012, these securities were fair valued pursuant to procedures approved by the Board of Trustees, as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2012, purchases and sales of securities (excluding short-term investments) were $7,000,941 and $7,054,105, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Hansberger Global Investors, Inc. (“HGI”), a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 1.00% of average daily net assets, calculated daily and payable monthly.

HGI has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2013 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2012, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Advisor Class
1.50%	1.65%

Effective July 1, 2012, the expense limits were reduced to 1.35% and 1.50% of the Fund’s average daily net assets for the Institutional Class and Advisor Class shares, respectively.

HGI shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2012, the management fees and waivers of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$279,505	$158	$279,347	1.00%	1.00%

[1]	Contractual management fee waivers are subject to possible recovery until December 31, 2013.

18

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, class-specific expenses have been reimbursed as follows:

Reimbursement[2]
Institutional Class	Advisor Class
$945	$1,068

[2]	Expense reimbursements are subject to possible recovery until December 31, 2013.

No expenses were recovered during the six months ended June 30, 2012 under the terms of the expense limitation agreement.

b.  Distribution Agreement.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, serves as the distributor of the Fund and provides distribution services pursuant to a distribution agreement. Under the distribution agreement, the Fund does not pay NGAM Distribution for its services.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2012, the Fund paid $12,733 in administrative fees to NGAM Advisors.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of being held through the intermediaries.

For the six months ended June 30, 2012, the Fund paid the following in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Fees
Institutional Class	Advisor Class
$ —	$980

As of June 30, 2012, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees:

Reimbursements of Sub-Transfer Agent Fees
Institutional Class	Advisor Class
$ —	$27

e.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $265,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson)

19

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

receives, in the aggregate, a retainer fee at the annual rate of $95,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6. Class-Specific Expenses. For the six months ended June 30, 2012, the Fund paid the following class-specific transfer agent fees and expenses (including sub-transfer agent fees):

Transfer Agent Fees and Expenses
Institutional Class	Advisor Class
$945	$1,717

7. Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 19, 2012, the commitment fee was 0.125% per annum.

For the six months ended June 30, 2012, the Fund had no borrowings under these agreements.

8. Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

9. Concentration of Ownership. From time to time, the Fund may have a concentration of one or more shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have material impacts on the Funds. As of June 30, 2012, the Fund had shareholders that owned more than 5% of the Fund’s total outstanding shares. The number of shareholders owning more than 5% of total outstanding shares of the Fund, based on accounts that represent

20

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2012 (Unaudited)

more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Number of 5% Shareholders	Percentage of Ownership
3	94.89%

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	757	$8,000	1,342,376	$14,162,048
Issued in connection with the reinvestment of distributions	—	—	42,388	406,926
Redeemed	(61,777)	(618,926)	(202,926)	(2,486,924)

Net change	(61,020)	$(610,926)	1,181,838	$12,082,050

Advisor Class
Issued from the sale of shares	68,894	$707,286	33,195	$394,030
Issued in connection with the reinvestment of distributions	—	—	388	3,688
Redeemed	(45,758)	(457,405)	(16,174)	(178,827)

Net change	23,136	$249,881	17,409	$218,891

Increase (decrease) from capital share transactions	(37,884)	$(361,045)	1,199,247	$12,300,941

11.  Subsequent Event.  On July 6, 2012, the Board of Trustees approved the liquidation and termination of the Fund. The sale of the Fund’s assets and the corresponding liquidating distributions to shareholders was completed on July 27, 2012.

21

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2012